UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

FORM N-Q

DECEMBER 31, 2013

LEGG MASON BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

Schedule of investments (unaudited)	December 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 7.2%
Diversified Consumer Services - 0.5%
Benesse Holdings Inc.	700	$28,084

Hotels, Restaurants & Leisure - 1.0%
McDonald’s Corp.	509	49,388

Media - 1.9%
British Sky Broadcasting Group PLC	3,200	44,724
SES	1,600	51,792

Total Media		96,516

Multiline Retail - 1.9%
Kohl’s Corp.	890	50,507
Target Corp.	740	46,820

Total Multiline Retail		97,327

Specialty Retail - 1.4%
Nitori Holdings Co., Ltd.	250	23,668
TJX Cos. Inc.	414	26,385
USS Co., Ltd.	1,600	21,939

Total Specialty Retail		71,992

Textiles, Apparel & Luxury Goods - 0.5%
Yue Yuen Industrial Holdings Ltd.	8,500	28,391

TOTAL CONSUMER DISCRETIONARY		371,698

CONSUMER STAPLES - 24.2%
Beverages - 3.0%
Asahi Breweries Ltd.	1,900	53,477
Dr. Pepper Snapple Group Inc.	1,100	53,592
PepsiCo Inc.	580	48,105

Total Beverages		155,174

Food & Staples Retailing - 7.8%
Aeon Co., Ltd.	3,500	47,360
Delhaize Group	800	47,544
FamilyMart Co., Ltd.	1,140	52,015
Flowers Foods Inc.	1,134	24,347
Koninklijke Ahold NV	2,307	41,417
Kroger Co.	613	24,232
Lawson Inc.	600	44,839
Metro Inc., Class A Shares	405	24,744
Wal-Mart Stores Inc.	636	50,047
Walgreen Co.	475	27,284
William Morrison Supermarkets PLC	4,951	21,399

Total Food & Staples Retailing		405,228

Food Products - 7.2%
Campbell Soup Co.	523	22,635
General Mills Inc.	971	48,463
Hormel Foods Corp.	591	26,696
J.M. Smucker Co.	240	24,869
Kellogg Co.	817	49,894
Kraft Foods Group Inc.	400	21,568
Lindt & Spruengli AG	10	45,076
McCormick & Co. Inc., Non Voting Shares	359	24,742
Nestle SA, Registered Shares	548	40,115
Suedzucker AG	1,700	45,885
Yamazaki Baking Co., Ltd.	2,000	20,492

Total Food Products		370,435

Household Products - 4.0%
Church & Dwight Co. Inc.	783	51,897

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
Household Products - 4.0% (continued)
Clorox Co.	557	$51,667
Colgate-Palmolive Co.	404	26,345
Kimberly-Clark Corp.	471	49,201
Procter & Gamble Co.	320	26,051

Total Household Products		205,161

Tobacco - 2.2%
Imperial Tobacco Group PLC	1,090	42,201
Lorillard Inc.	980	49,666
Reynolds American Inc.	476	23,795

Total Tobacco		115,662

TOTAL CONSUMER STAPLES		1,251,660

ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
China Petroleum & Chemical Corp., Class H Shares	60,000	48,979
Kinder Morgan Inc.	616	22,176
Natural Resource Partners LP	1,830	36,490

TOTAL ENERGY		107,645

FINANCIALS - 16.1%
Commercial Banks - 5.4%
Aozora Bank Ltd.	16,000	45,276
Bank of Montreal	400	26,664
Canadian Imperial Bank of Commerce	600	51,242
China Minsheng Banking Corp. Ltd., Class H Shares	20,602	22,849
Grupo Financiero Santander Mexico SAB de CV, Class B Shares	13,100	35,538
National Bank of Canada	600	49,926
Toronto-Dominion Bank	500	47,122

Total Commercial Banks		278,617

Diversified Financial Services - 0.4%
First Pacific Co., Ltd.	19,829	22,554

Insurance - 7.5%
Allied World Assurance Co. Holdings AG	264	29,782
Aspen Insurance Holdings Ltd.	620	25,612
Axis Capital Holdings Ltd.	1,020	48,521
Hiscox Ltd.	2,818	32,432
PartnerRe Ltd.	500	52,715
RenaissanceRe Holdings Ltd.	520	50,617
Talanx AG	1,540	52,223	*
Travelers Cos. Inc.	300	27,162
Validus Holdings Ltd.	1,020	41,096
W.R. Berkley Corp.	600	26,034

Total Insurance		386,194

Real Estate Investment Trusts (REITs) - 1.6%
American Capital Agency Corp.	1,020	19,676
Hatteras Financial Corp.	1,293	21,127
Link REIT	4,192	20,381
MFA Financial Inc.	3,198	22,578

Total Real Estate Investment Trusts (REITs)		83,762

Real Estate Management & Development - 1.2%
Daito Trust Construction Co., Ltd.	400	37,337
Swiss Prime Site AG, Registered Shares	300	23,222	*

Total Real Estate Management & Development		60,559

TOTAL FINANCIALS		831,686

HEALTH CARE - 11.0%
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	671	25,720

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 1.1% (continued)
Becton, Dickinson & Co.	268	$29,611

Total Health Care Equipment & Supplies		55,331

Health Care Providers & Services - 2.0%
Alfresa Holdings Corp.	800	39,655
Miraca Holdings Inc.	900	42,389
Suzuken Co., Ltd.	700	22,633

Total Health Care Providers & Services		104,677

Pharmaceuticals - 7.9%
AbbVie Inc.	321	16,952
Eisai Co., Ltd.	600	23,217
Eli Lilly & Co.	960	48,960
GlaxoSmithKline PLC	2,000	53,371
Johnson & Johnson	420	38,468
Mitsubishi Tanabe Pharma Corp.	1,500	20,881
Novartis AG, Registered Shares	581	46,373
Otsuka Holdings KK	1,700	49,074
Roche Holding AG	175	48,888
Santen Pharmaceutical Co., Ltd.	500	23,288
Teva Pharmaceutical Industries Ltd., ADR	1,008	40,401

Total Pharmaceuticals		409,873

TOTAL HEALTH CARE		569,881

INDUSTRIALS - 5.2%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	228	33,894
Raytheon Co.	350	31,745

Total Aerospace & Defense		65,639

Airlines - 0.6%
Japan Airlines Co., Ltd.	600	29,570

Commercial Services & Supplies - 1.0%
Waste Management Inc.	1,200	53,844

Industrial Conglomerates - 0.4%
Jardine Matheson Holdings Ltd.	400	20,924

Professional Services - 0.6%
Dun & Bradstreet Corp.	229	28,110

Road & Rail - 0.9%
West Japan Railway Co.	1,100	47,631

Transportation Infrastructure - 0.4%
Beijing Capital International Airport Co., Ltd.	28,000	21,990

TOTAL INDUSTRIALS		267,708

INFORMATION TECHNOLOGY - 2.7%
IT Services - 1.1%
International Business Machines Corp.	290	54,395

Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	1,980	51,401

Software - 0.6%
Broadridge Financial Solutions Inc.	850	33,592

TOTAL INFORMATION TECHNOLOGY		139,388

MATERIALS - 1.1%
Containers & Packaging - 1.1%
Bemis Co. Inc.	1,310	53,658

TELECOMMUNICATION SERVICES - 13.8%
Diversified Telecommunication Services - 9.3%
AT&T Inc.	1,360	47,818
BCE Inc.	906	39,234

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
Diversified Telecommunication Services - 9.3% (continued)
Bezeq Israeli Telecommunication Corp. Ltd.	17,548	$29,744
CenturyLink Inc.	1,250	39,813
Chunghwa Telecom Co., Ltd., ADR	656	20,310
Frontier Communications Corp.	9,100	42,315
HKT Trust and HKT Ltd.	41,000	40,554
Nippon Telegraph & Telephone Corp.	900	48,371
Swisscom AG, Registered Shares	93	49,093
TDC A/S	5,200	50,439
Telefonica Deutschland Holding AG	3,100	25,588	(a)
Verizon Communications Inc.	942	46,290

Total Diversified Telecommunication Services		479,569

Wireless Telecommunication Services - 4.5%
China Mobile Ltd.	4,449	46,043
KDDI Corp.	700	43,006
NTT DoCoMo Inc.	2,800	45,865
Rogers Communications Inc., Class B Shares	900	40,728
StarHub Ltd.	7,000	23,796
Vodafone Group PLC	8,500	33,359

Total Wireless Telecommunication Services		232,797

TOTAL TELECOMMUNICATION SERVICES		712,366

UTILITIES - 14.0%
Electric Utilities - 4.9%
Cheung Kong Infrastructure Holdings Ltd.	3,557	22,523
CLP Holdings Ltd.	2,433	19,234
Duke Energy Corp.	337	23,256
Hokuriku Electric Power Co.	1,500	20,326
Huaneng Power International Inc., Class H Shares	42,000	37,914
Pinnacle West Capital Corp.	840	44,453
Power Assets Holdings Ltd.	2,843	22,621
PPL Corp.	791	23,801
Southern Co.	577	23,721
Spark Infrastructure Group	11,942	17,327	(a)

Total Electric Utilities		255,176

Gas Utilities - 1.1%
Osaka Gas Co., Ltd.	5,000	19,609
Toho Gas Co., Ltd.	4,000	19,447
Tokyo Gas Co., Ltd.	4,000	19,675

Total Gas Utilities		58,731

Independent Power Producers & Energy Traders - 0.5%
Tractebel Energia SA	1,800	27,421

Multi-Utilities - 5.3%
Centrica PLC	8,100	46,638
CMS Energy Corp.	1,455	38,950
Consolidated Edison Inc.	425	23,494
DTE Energy Co.	358	23,768
PG&E Corp.	577	23,241
TECO Energy Inc.	2,790	48,099
Wisconsin Energy Corp.	1,146	47,376
Xcel Energy Inc.	719	20,089

Total Multi-Utilities		271,655

Water Utilities - 2.2%
American Water Works Co. Inc.	569	24,046
Guangdong Investment Ltd.	40,000	39,101
Severn Trent PLC	1,700	47,998

Total Water Utilities		111,145

TOTAL UTILITIES		724,128

TOTAL COMMON STOCKS (Cost - $4,724,445)		5,029,818

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY			SHARES	VALUE
PREFERRED STOCKS - 1.1%
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Telefonica Brasil SA			1,400	$26,602

UTILITIES - 0.6%
Electric Utilities - 0.6%
Companhia Energetica de Minas Gerais			5,099	30,280

TOTAL PREFERRED STOCKS (Cost - $71,209)				56,882

			SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 1.4%
Liquids Transportation & Storage - 0.5%
Buckeye Partners LP			386	27,410

Natural Gas Transportation & Storage - 0.9%
Boardwalk Pipeline Partners LP			860	21,947
TC Pipelines LP			470	22,762

Total Natural Gas Transportation & Storage				44,709

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $67,089)				72,119

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,862,743)				5,158,819

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreements - 2.0%
Interest in $355,035,000 joint tri-party repurchase agreement dated 12/31/13 with Deutsche Bank Securities Inc.; Proceeds at maturity - $104,000; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.875% due 5/15/15 to 11/15/43; Market value - $106,413) (Cost - $104,000)	0.020%	1/2/14	$104,000	104,000

TOTAL INVESTMENTS - 101.9% (Cost - $4,966,743#)				5,262,819
Liabilities in Excess of Other Assets - (1.9)%				(96,229)

TOTAL NET ASSETS - 100.0%				$5,166,590

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

Summary of Investments by Country †

United States	46.3%
Japan	16.9
United Kingdom	6.1
Canada	5.3
Switzerland	4.8
China	4.1
Hong Kong	3.7
Germany	2.3
Brazil	1.6
Israel	1.3
Luxembourg	1.0
Denmark	1.0
Belgium	0.9
Netherlands	0.8
Mexico	0.7
Singapore	0.5
Taiwan	0.4
Australia	0.3
Short - Term Investments	2.0

100.0%

†	As a percentage of total investments. Please note that the Fund holdings are as of December 31, 2013 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch Managed Volatility Global Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$5,029,818	—	—	$5,029,818
Preferred stocks	56,882	—	—	56,882
Master limited partnerships	72,119	—	—	72,119

Total long-term investments	$5,158,819	—	—	$5,158,819

Short-term investments†	—	$104,000	—	104,000

Total investments	$5,158,819	$104,000	—	$5,262,819

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2013, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2013, securities valued at $1,483,935 were transferred from Level 2 to Level 1 within the fair value hierarchy.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Master limited partnerships. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources

Notes to Schedule of Investments (unaudited) (continued)

activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$422,786
Gross unrealized depreciation	(126,710)

Net unrealized appreciation	$296,076

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2014